Provisions - Summary of Economic Assumptions - Pension Plan (Detail) - Pension plan [member]	Dec. 31, 2021	Dec. 31, 2020
Summary of economic assumptions [line items]
Discount rate	7.50%	4.25%
Expected rate of salary increases	5.20%	3.00%
Inflation rate	5.20%	3.00%